UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2946

Dreyfus Municipal Money Market Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	5/31/09

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

21	Statement of Assets and Liabilities

22	Statement of Operations

23	Statement of Changes in Net Assets

24	Financial Highlights

25	Notes to Financial Statements

32	Report of Independent Registered Public Accounting Firm

33	Important Tax Information

34	Board Members Information

37	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus Municipal Money Market Fund, Inc.

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this annual report for Dreyfus Municipal Money Market Fund, Inc., covering the 12-month period from June 1, 2008, through May 31, 2009.

While most financial markets went on a wild ride during the fund’s reporting period, money market yields generally moved in one direction — down — trending alongside short-term interest rates to historical lows. The Federal Reserve Board’s target of 0% to 0.25% for the overnight federal funds rate along with historic levels of demand for “cash” have served as anchors for money market yields in a domestic economy that has struggled with a 6.3% annualized contraction over the fourth quarter of 2008 and a 5.7% revised estimate of economic contraction during the first quarter of 2009.

The stock and bond markets’ enormous swings have caused investors to wonder if the markets are forecasting sustainable economic improvement, or could this be a bear market rally where securities reach such depressed levels that even the slightest hint of good news lifts prices.We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate an important feature of many rallies — when they snap back, the rebounds are often quick and sharp, potentially leaving investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy while still being considerate of your current liquid asset needs.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2008, through May 31, 2009, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended May 31, 2009, Dreyfus Municipal Money Market Fund produced a yield of 1.23%.Taking into account the effects of compounding, the fund produced an effective yield of 1.24%.1

Yields of tax-exempt money market instruments declined to historically low levels during the reporting period, as the Federal Reserve Board (the “Fed”) slashed short-term interest rates to combat a faltering U.S. economy and an ongoing financial crisis.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

then-current yields for as long as we believe practical.At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Money Market Yields Plunged During the Downturn

Economic conditions deteriorated sharply during the reporting period as a result of weakness in housing markets, rising unemployment and declining consumer confidence, which have produced the longest and most severe U.S. recession since the 1930s. In an attempt to forestall further deterioration, the Fed implemented several reductions in short-term interest rates. These moves drove the overnight federal funds rate from 2% at the start of the reporting period to a record low range of 0% to 0.25% by the end of 2008.As short-term interest rates declined, money market yields fell to historically low levels.

In addition,the bankruptcy of investment bank Lehman Brothers and the failures of other major financial institutions in September 2008 escalated an ongoing credit crunch into a full-blown global financial crisis. Dealers and insurers of municipal money market instruments also were punished during the financial crisis by severe investment losses.These developments caused dislocations among some short-term money market instruments and a surge in redemptions from some funds.To shore up investor confidence, the U.S. Department of the Treasury initiated several remedial measures, including the Temporary Guarantee Program for Money Market Funds. These measures calmed investors, and yields of affected instruments returned to normalized levels. On March 31, the U.S. government announced a further extension of theTemporary Guarantee Program for Money Market Funds until September 18, 2009.The Fed also furthered attempted to restore stability to the credit markets with massive injections of liquidity into the financial system.

The financial crisis and economic downturn put severe pressure on the fiscal conditions of many states and municipalities, which faced weak housing markets, rising unemployment, reduced tax collections and intensifying demands on social services programs. Many state and local governments currently are struggling to find ways to bridge current and projected budget deficits.

Amid Turmoil, a Focus on Quality and Liquidity

As the economic downturn and financial crisis intensified, we intensified our focus on direct-obligation, high-quality municipal securities that have been independently approved for the fund by our credit analysts.We generally avoided money market instruments from issuers that we regarded as vulnerable to the states’ budget problems, instead favoring those backed by pledged tax appropriations or stable revenue streams from essential services facilities.

We set the fund’s weighted average maturity in a range that was shorter than industry averages in case of unexpected liquidity needs. However, yield differences have remained relatively narrow along the market’s maturity range, so this conservative positioning did not detract materially from the fund’s performance.

Preserving Capital Is Our Priority

As of the reporting period’s end, robust issuance of tax-exempt municipal notes and investors’ risk-averse attitudes have created a bifurcated market.Yields of instruments from issuers with questionable credit profiles generally have been higher than yields from issuers who are relatively insulated from the downturn. Nonetheless, we believe the prudent course is to refrain from chasing higher yields, instead maintaining a conservative credit selection strategy with an emphasis on preservation of capital and liquidity.

June 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Money Market Fund, Inc. from December 1, 2008 to May 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended May 31, 2009

Expenses paid per $1,000†	$3.15
Ending value (after expenses)	$1,002.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended May 31, 2009

Expenses paid per $1,000†	$3.18
Ending value (after expenses)	$1,021.79

† Expenses are equal to the fund’s annualized expense ratio of .63%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2009

Short-Term	Coupon	Maturity	Principal
Investments—99.7%	Rate (%)	Date	Amount ($)		Value ($)

Alabama—.6%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects)
(Liquidity Facility; National
Rural Utilities Cooperative
Finance Corporation and LOC;
National Rural Utilities
Cooperative Finance Corporation)	2.85	11/15/09	6,000,000		6,000,000
Arizona—1.1%
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and
Wells Fargo Bank)	0.65	6/11/09	6,000,000		6,000,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and
Wells Fargo Bank)	0.57	9/18/09	5,000,000		5,000,000
Arkansas—.6%
Pulaski County Public Facilities
Board, MFHR (Chapelridge
Project) (LOC; Regions Bank)	3.30	6/7/09	5,525,000	[a]	5,525,000
Colorado—6.8%
CollegeInvest,
Education Loan Revenue (LOC;
Lloyds TSB Bank PLC)	0.46	6/7/09	25,000,000	[a]	25,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(EOP Charlotte JW, LLC
Project) (LOC; KBC Bank)	0.42	6/7/09	10,000,000	[a]	10,000,000
Colorado Educational and Cultural
Facilities Authority, Student
Housing Revenue (Fuller
Theological Seminary Project)
(LOC; Key Bank)	1.27	6/7/09	9,700,000	[a]	9,700,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Colorado (continued)
Denver City and County,
Airport System Revenue (LOC;
Landesbank Baden-Wurttemberg)	1.80	6/7/09	16,500,000	[a]	16,500,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.25	6/7/09	5,000,000	[a]	5,000,000
Delaware—.7%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	0.60	6/7/09	6,500,000	[a]	6,500,000
District of Columbia—7.9%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	0.36	6/7/09	14,655,000	[a,b]	14,655,000
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,
LLC Issue) (LOC; M&T Bank)	0.49	6/7/09	9,125,000	[a]	9,125,000
District of Columbia,
Revenue (American Society of
Hematology Issue) (LOC;
SunTrust Bank)	2.75	6/7/09	6,600,000	[a]	6,600,000
District of Columbia,
Revenue, CP (National
Academy of Sciences)
(LOC; Bank of America)	0.45	8/12/09	16,500,000		16,500,000
District of Columbia,
Revenue, CP (National
Academy of Sciences)
(LOC; Bank of America)	0.50	8/18/09	10,000,000		10,000,000
Metropolitan Washington DC
Airports Authority, CP (LOC;
Bank of America)	0.50	6/12/09	10,000,000		10,000,000
Metropolitan Washington DC
Airports Authority, CP (LOC;
Bank of America)	0.55	6/15/09	9,000,000		9,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Florida—16.7%
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.65	6/7/09	3,265,000	[a,b]	3,265,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.52	6/7/09	20,000,000	[a]	20,000,000
Broward County Housing Finance
Authority, SFMR (Merlots Program)
(Liquidity Facility; Wachovia Bank
and LOC: FNMA and GNMA)	0.46	6/7/09	585,000	[a,b]	585,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
—Waterman’s Crossing) (Liquidity
Facility; FHLMC and LOC; FHLMC)	0.50	6/7/09	25,840,000	[a,b]	25,840,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	4.50	6/1/09	31,000,000		31,000,000
Escambia County Housing Finance
Authority, SFMR (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC:
FNMA and GNMA)	0.46	6/7/09	1,155,000	[a,b]	1,155,000
Florida Finance Housing
Corporation, MFHR (Falls of
Venice Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.60	6/7/09	3,985,000	[a]	3,985,000
Greater Orlando Aviation
Authority, Airport Facilities
Revenue, CP (LOC: Bayerische
Landesbank, State Street
Bank and Trust Co. and
Westdeutsche Landesbank)	1.00	6/3/09	15,000,000		15,000,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Wachovia Bank)	0.70	6/7/09	4,000,000	[a]	4,000,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Florida (continued)
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	0.28	6/1/09	7,000,000	[a]	7,000,000
Jacksonville Economic Development
Commission, IDR (Load King
Manufacturing Company Project)
(LOC; SouthTrust Bank)	3.15	6/7/09	1,140,000	[a]	1,140,000
Manatee County,
IDR (Avon Cabinet Corporation
Project) (LOC; Bank of America)	0.65	6/7/09	1,650,000	[a]	1,650,000
Miami-Dade County Industrial
Development Authority, IDR
(Futurama Project) (LOC;
Regions Bank)	3.30	6/7/09	1,590,000	[a]	1,590,000
Miami-Dade County Industrial
Development Authority, IDR
(von Drehle Holdings, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.42	6/7/09	1,230,000	[a]	1,230,000
Orange County Housing Finance
Authority, MFHR (Windsor Pines
Project) (LOC; Bank of America)	0.45	6/7/09	1,300,000	[a]	1,300,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	0.65	6/7/09	3,345,000	[a]	3,345,000
Riviera Beach,
IDR (K. Rain Manufacturing
Project) (LOC; SunTrust Bank)	3.00	6/7/09	1,740,000	[a]	1,740,000
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)
(LOC; Fifth Third Bank)	2.05	6/7/09	37,500,000	[a]	37,500,000
Georgia—3.4%
Atlanta,
General Fund TAN	1.75	12/31/09	10,000,000		10,072,363
Conyers Housing Authority,
MFHR (Towne Pointe Apartments
Project) (LOC; Amsouth Bank)	3.00	6/7/09	4,000,000	[a]	4,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Georgia (continued)
Georgia,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	0.35	6/7/09	19,400,000	[a]	19,400,000
Hawaii—1.5%
Hawaii Housing Finance and
Development Corporation, MFHR
(Kukui Gardens) (Liquidity Facility;
Citigroup and LOC; Citigroup)	1.36	6/7/09	15,000,000	[a,b]	15,000,000
Illinois—4.6%
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago) (LOC; Northern Trust Co.)	0.35	6/7/09	3,000,000	[a]	3,000,000
Illinois Housing Development
Authority, Homeowner
Mortgage Revenue	1.98	8/1/09	5,000,000		5,000,000
Illinois Toll Highway Authority,
Toll Highway Senior Priority
Revenue (Liquidity Facility;
Dexia Credit Locale)	0.90	6/7/09	19,400,000	[a]	19,400,000
Oak Forest,
Revenue (Homewood Pool—South
Suburban Mayors and Managers
Association Program) (LOC;
Fifth Third Bank)	2.05	6/7/09	10,000,000	[a]	10,000,000
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; Wells Fargo Bank)	0.60	6/7/09	7,370,000	[a]	7,370,000
Indiana—3.2%
Indiana Health and Educational
Facility Financing Authority,
Revenue (Ascension Health
Senior Credit Group) (Liquidity
Facility; Citibank NA)	0.39	6/7/09	10,120,000	[a,b]	10,120,000
Indiana Housing and Community
Development Authority, SFMR
(Liquidity Facility; Royal
Bank of Canada)	0.37	6/7/09	21,250,000	[a]	21,250,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Iowa—.6%
Iowa Finance Authority,
SWDR (MidAmerican
Energy Project)	0.52	6/7/09	6,000,000	[a]	6,000,000
Kansas—1.3%
Junction City,
GO Temporary Notes	4.50	6/1/09	7,000,000		7,000,000
Kansas Development Finance
Authority, MFHR, Refunding
(Chesapeake Apartments
Project) (LOC; FHLB)	0.35	6/7/09	5,500,000	[a]	5,500,000
Louisiana—2.9%
Ascension Parish,
Revenue, CP (BASF AG)	0.80	7/8/09	5,000,000		5,000,000
Louisiana Public Facilities
Authority, Revenue (II City
Plaza LLC Project) (LOC;
Regions Bank)	3.25	6/7/09	20,000,000	[a]	20,000,000
Quachita Parish Industrial
Development Board, IDR
(Garrett Manufacturing, LLC
Project) (LOC; Regions Bank)	3.30	6/7/09	3,160,000	[a]	3,160,000
Maryland—3.1%
Baltimore County,
GO Notes, Refunding
(Metropolitan District)	3.00	8/1/09	3,380,000		3,393,780
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Bank)	0.47	6/7/09	5,115,000	[a]	5,115,000
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Liquidity Facility;
State Street Bank and Trust Co.)	0.40	6/7/09	14,000,000	[a]	14,000,000
Maryland Economic Development
Corporation, Revenue
(Todd/Allan Printing Facility)
(LOC; M&T Bank)	0.64	6/1/09	330,000	[a]	330,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Maryland (continued)
Montgomery County,
EDR (Riderwood Village, Inc.
Project) (LOC; M&T Bank)	0.42	6/7/09	5,000,000	[a]	5,000,000
Montgomery County,
GO Notes (Consolidated
Public Improvement)	5.00	6/1/09	2,500,000		2,500,000
Massachusetts—1.2%
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	2.25	6/11/09	12,000,000		12,000,000
Michigan—3.4%
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.30	8/5/09	8,000,000		8,000,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.50	6/7/09	24,700,000	[a]	24,700,000
Missouri—2.5%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank NA)	0.40	6/25/09	16,000,000		16,000,000
Missouri Health and Educational
Facilities Authority, Health Facilities
Revenue, CP (Cox Hospital)
(LOC; Bank of Nova Scotia)	0.60	7/7/09	8,000,000		8,000,000
Nebraska—2.1%
Public Power Generation Agency,
Revenue (Whelan Energy Center
Unit 2) (Insured; Berkshire
Hathaway Assurance Corporation
and Liquidity Facility; Citibank NA)	0.49	6/7/09	20,085,000	[a,b]	20,085,000
New Hampshire—1.3%
New Hampshire Health and Education
Facilities Authority, HR
(Catholic Medical Center
Issue) (LOC; RBS Citizens NA)	3.00	6/7/09	9,050,000	[a]	9,050,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New Hampshire (continued)
New Hampshire Health and Education
Facilities Authority,
Revenue (Riverbend Issue)
(LOC; TD Bank)	0.34	6/7/09	4,075,000	[a]	4,075,000
New Jersey—4.4%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, Refunding
(LOC; Dexia Credit Locale)	1.00	6/7/09	25,000,000	[a]	25,000,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	1.50	6/7/09	17,950,000	[a]	17,950,000
New York—4.2%
New York City,
GO Notes (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	1.20	6/1/09	20,000,000	[a]	20,000,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.15	6/1/09	10,900,000	[a]	10,900,000
New York City Housing
Development Corporation,
MFMR (Beekman Tower)
(LOC; RBS Citizens NA)	3.00	6/7/09	10,000,000	[a]	10,000,000
North Carolina—1.0%
North Carolina Education
Assistance Authority, Student
Loan Revenue, Refunding (LOC;
Royal Bank of Canada)	0.44	6/7/09	10,000,000	[a]	10,000,000
Ohio—4.9%
Clark County,
Solid Waste Facilities Revenue
(Eastwood Dairy LLC Project)
(LOC; National City Bank)	1.39	6/7/09	2,750,000	[a]	2,750,000
Clinton County,
Hospital Facilities
Improvement Revenue, Refunding
(Clinton Memorial Hospital
Project) (LOC; Fifth Third Bank)	2.05	6/7/09	22,645,000	[a]	22,645,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Ohio (continued)
Columbus,
Sewerage System Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank)	0.32	6/7/09	1,400,000	[a,b]	1,400,000
Columbus Regional Airport
Authority, Revenue, CP
(LOC; Calyon)	0.45	8/13/09	5,500,000		5,500,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
National City Bank)	1.39	6/7/09	2,655,000	[a]	2,655,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
National City Bank)	1.39	6/7/09	2,665,000	[a]	2,665,000
Montgomery County,
Revenue, CP (Miami Valley
Hospital) (Liquidity Facility;
JPMorgan Chase Bank)	1.35	7/14/09	10,000,000		10,000,000
Oklahoma—1.0%
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of America)	2.00	8/17/09	10,000,000		10,000,000
Pennsylvania—8.9%
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured; FSA
and Liquidity Facility;
Wachovia Bank)	0.80	6/7/09	20,000,000	[a]	20,000,000
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wachovia Bank)	0.65	6/7/09	1,000,000	[a]	1,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	0.44	6/7/09	1,700,000	[a]	1,700,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program)
(LOC; M&T Bank)	0.44	6/7/09	6,055,000	[a]	6,055,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania (continued)
Montgomery County Industrial
Development Authority, PCR,
CP (Exelon Project) (LOC;
Wachovia Bank)	0.40	6/11/09	10,795,000		10,795,000
Pennsylvania Economic
Development Financing
Authority, Exempt Facilities
Revenue (PSEG Power
LLC Project) (LOC;
JPMorgan Chase Bank)	0.41	6/7/09	8,500,000	[a]	8,500,000
Pennsylvania Economic
Development Financing
Authority, Revenue (Evergreen
Community Power Facility)
(LOC; M&T Bank)	0.54	6/7/09	15,000,000	[a]	15,000,000
Philadelphia Hospitals and Higher
Education Facilities Authority, HR
(The Children’s Hospital of
Philadelphia Project) (Liquidity
Facility; Wachovia Bank)	0.20	6/1/09	13,000,000	[a]	13,000,000
University of Pittsburgh,
Higher Education Revenue, CP	0.60	6/10/09	10,000,000		10,000,000
Tennessee—4.7%
Knox County Health, Educational
and Housing Facility Board,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; Landesbank
Baden-Wurttemberg)	1.80	6/7/09	8,000,000	[a]	8,000,000
Municipal Energy Acquisition
Corporation, Gas Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank
and LOC; JPMorgan Chase Bank)	0.39	6/7/09	23,890,000	[a,b]	23,890,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Tennessee (continued)
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.39	6/7/09	6,790,000	[a,b]	6,790,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.39	6/7/09	6,810,000	[a,b]	6,810,000
Texas—.8%
Harris County,
CP (Liquidity Facility: Bank
of Nova Scotia and Lloyds
TSB Bank PLC)	0.42	8/12/09	2,645,000		2,645,000
Port of Port Arthur Navigation
District of Jefferson County,
Environmental Facilities
Revenue, Refunding (Motiva
Enterprises LLC Project)	0.60	6/7/09	5,000,000	[a]	5,000,000
Virginia—.6%
Virginia Port Authority,
Subordinate Port Facilities
Revenue, BAN	3.00	7/1/09	6,000,000		6,005,076
Washington—1.2%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.52	6/7/09	4,060,000	[a]	4,060,000
Seattle,
Municipal Light and Power
Improvement Revenue, Refunding	5.00	11/1/09	1,500,000		1,528,202
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	3.90	6/1/09	6,400,000	[a]	6,400,000

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Wisconsin—1.0%
Wisconsin School Districts,
COP, TRAN (Cash Flow
Management Program)
(LOC; U.S. Bank NA)	3.00	9/17/09	10,000,000	10,034,874
Wyoming—1.5%
Wyoming Student Loan Corporation,
Student Loan Revenue,
Refunding (Senior Series)
(LOC; Royal Bank of Canada)	0.44	6/7/09	15,000,000 [a]	15,000,000

Total Investments (cost $969,629,295)			99.7%	969,629,295
Cash and Receivables (Net)			.3%	3,253,887
Net Assets			100.0%	972,883,182

a	Variable rate demand note—rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $129,595,000 or 13.3% of net assets.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	97.1
AAA,AA,Ac		Aaa,Aa,Ac		AAA,AA,Ac	.8
Not Rated[d]		Not Rated[d]		Not Rated[d]	2.1
					100.0

† Based on total investments.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2009

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	969,629,295	969,629,295
Cash		628,967
Interest receivable		3,012,139
Prepaid expenses		165,297
		973,435,698
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		470,544
Payable for shares of Common Stock redeemed		20,112
Accrued expenses		61,860
		552,516
Net Assets ($)		972,883,182
Composition of Net Assets ($):
Paid-in capital		972,902,619
Accumulated net realized gain (loss) on investments		(19,437)
Net Assets ($)		972,883,182
Shares Outstanding
(5 billion shares of $.001 par value Common Stock authorized)		974,646,934
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS Year Ended May 31, 2009

Investment Income ($):
Interest Income	19,024,443
Expenses:
Management fee—Note 2(a)	5,141,353
Shareholder servicing costs—Note 2(b)	443,424
Treasury insurance expense—Note 1(e)	302,785
Custodian fees—Note 2(b)	89,883
Directors’ fees and expenses—Note 2(c)	87,793
Professional fees	85,566
Prospectus and shareholders’ reports	62,318
Registration fees	42,486
Miscellaneous	39,950
Total Expenses	6,295,558
Less—reduction in fees due to
earnings credits—Note 1(b)	(10,388)
Net Expenses	6,285,170
Investment Income—Net	12,739,273
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(14,398)
Net Increase in Net Assets Resulting from Operations	12,724,875

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2009	2008

Operations ($):
Investment income—net	12,739,273	24,086,694
Net realized gain (loss) on investments	(14,398)	(5,039)
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,724,875	24,081,655
Dividends to Shareholders from ($):
Investment income—net	(12,739,273)	(24,126,582)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	1,827,450,280	1,997,488,998
Net assets received in connection
with reorganization—Note 1	—	217,615,702
Dividends reinvested	6,186,128	10,951,024
Cost of shares redeemed	(1,885,854,772)	(1,980,640,704)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(52,218,364)	245,415,020
Total Increase (Decrease) in Net Assets	(52,232,762)	245,370,093
Net Assets ($):
Beginning of Period	1,025,115,944	779,745,851
End of Period	972,883,182	1,025,115,944

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,

	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.012	.028	.031	.023	.012
Distributions:
Dividends from investment income—net	(.012)	(.028)	(.031)	(.023)	(.012)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.23	2.84	3.14	2.37	1.17
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61	.59	.59	.59	.58
Ratio of net expenses
to average net assets	.61[a]	.58	.58	.58	.58[a]
Ratio of net investment income
to average net assets	1.24	2.74	3.10	2.34	1.16
Net Assets, end of period ($ x 1,000)	972,883	1,025,116	779,746	972,745	848,534

a Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

As of the close of business on December 20, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus Florida Municipal Money Market Fund (the “Acquired Fund”) were transferred to the fund in exchange for shares of Common Stock of the fund of equal value. Shareholders of the Acquired Fund received shares of the fund, in each case in an equal amount to the aggregate net asset value of their investment in the Acquired Fund at the time of the exchange.The net asset value of the fund’s shares on the close of business December 20, 2007, after the reorganization was $1.00, and a total of 217,615,702 representing shares and net assets were issued to the Acquired Fund’s shareholders in the exchange.The exchange was a tax-free event to the Acquired Fund shareholders.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	—
Level 2—Other Significant Observable Inputs	969,629,295
Level 3—Significant Unobservable Inputs	—
Total	969,629,295

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended May 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2009, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $19,437 is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2009. If not applied, $5,039 of the carryover expires in fiscal 2016 and $14,398 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2009 and May 31, 2008, were all tax exempt income.

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and has been further extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended May 31, 2009, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of ..25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2009, the fund was charged $246,314 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2009, the fund was charged $113,016 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2009, the fund was charged $10,388 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2009, the fund was charged $89,883 pursuant to the custody agreement.

During the period ended May 31, 2009, the fund was charged $5,814 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $413,527, custody fees $37,467, chief compliance officer fees $1,150 and transfer agency per account fees $18,400.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Municipal Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Municipal Money Market Fund, Inc., including the statement of investments, as of May 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting.Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Municipal Money Market Fund, Inc. at May 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York July 17, 2009

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended May 31, 2009 as “exempt-interest dividends” (not generally subject to regular federal income tax). As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2009 calendar year on Form 1099-INT, which will be mailed by early 2010.

The Fund 33

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (65)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 172
———————
David W. Burke (73)
Board Member (1980)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
No. of Portfolios for which Board Member Serves: 88
———————
William Hodding Carter III (74)
Board Member (1988)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill
(January 1, 2006-present)
• President and Chief Executive Officer of the John S. and James L. Knight Foundation
(February 1, 1998-February 1, 2006)
Other Board Memberships and Affiliations:
• The Century Foundation, a tax-exempt research foundation, Emeritus Director
• The Enterprise Corporation of the Delta, a non-profit economic development organization, Director
No. of Portfolios for which Board Member Serves: 27
———————
Gordon J. Davis (67)
Board Member (2006)
Principal Occupation During Past 5Years:
• Partner in the law firm of Dewey & LeBoeuf LLP
• President, Lincoln Center for the Performing Arts, Inc. (2001)
Other Board Memberships and Affiliations:
• Consolidated Edison, Inc., a utility company, Director
• Phoenix Companies, Inc., a life insurance company, Director
• Board Member/Trustee for several not-for-profit groups
No. of Portfolios for which Board Member Serves: 41

Joni Evans (67)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications
• Principal, Joni Evans Ltd.
• Senior Vice President of the William Morris Agency (2005)
No. of Portfolios for which Board Member Serves: 27
———————
Ehud Houminer (68)
Board Member (1994)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University
Other Board Memberships and Affiliations:
• Avnet Inc., an electronics distributor, Director
• International Advisory Board to the MBA Program School of Management, Ben Gurion
University, Chairman
No. of Portfolios for which Board Member Serves: 60
———————
Richard C. Leone (69)
Board Member (1980)
Principal Occupation During Past 5Years:
• President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
Other Board Memberships and Affiliations:
• The American Prospect, Director
• Center for American Progress, Director
No. of Portfolios for which Board Member Serves: 27
———————
Hans C. Mautner (71)
Board Member (1980)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
• Director and Vice Chairman of Simon Property Group (1998-2003)
• Chairman and Chief Executive Officer of Simon Global Limited (1999-present)
Other Board Memberships and Affiliations:
• Capital and Regional PLC, a British co-investing real estate asset manager, Director
No. of Portfolios for which Board Member Serves: 27

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Robin A. Melvin (45)
Board Member (1995)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
• Senior Vice President, Mentor, a National non-profit youth mentoring organization (2005)
No. of Portfolios for which Board Member Serves: 27
———————
Burton N. Wallack (58)
Board Member (2006)
Principal Occupation During Past 5Years:
• President and co-owner of Wallack Management Company, a real estate management company
No. of Portfolios for which Board Member Serves: 27
———————
John E. Zuccotti (71)
Board Member (1980)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc.
• Senior Counsel of Weil, Gotshal & Manges, LLP
• Emeritus Chairman of the Real Estate Board of New York
Other Board Memberships and Affiliations:
• Emigrant Savings Bank, Director
• Wellpoint, Inc., Director
• Columbia University,Trustee
• Doris Duke Charitable Foundation,Trustee
No. of Portfolios for which Board Member Serves: 27
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

The Fund 37

OFFICERS OF THE FUND (Unaudited) (continued)

NOTES

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $40,649 in 2008 and $ 41,463 in 2009.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,122 in 2008 and $10,552 in 2009. These services consisted of security counts required by Rule 17F-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,514 in 2008 and $3,234 in 2009. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $368 in 2008 and $298 in 2009. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

Note: In each of (b) through (d) of this Item 4, 100% of all services provided by the Auditor were pre-approved as required.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $2,596,025 in 2008 and $20,898,574 in 2009.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.
(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)